SIGNIFICANT ACCOUNTING POLICIES (Details - Antidilutive shares) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	148,051,068	66,004,165
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	147,874,598	65,827,695
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	176,470	176,470